Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
The following description of the Crane NXT, Co. Savings and Investment Plan (the “Plan”) describes the Plan's provisions as in effect on December 31, 2025 and is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s information.

General — Crane NXT, Co. ("Crane NXT") is a global leader in authentication and traceability technologies that secure, detect, and authenticate what matters most to its customers.

The Plan is a defined contribution plan covering certain United States of America (“U.S.”) employees of Crane NXT and its participating affiliates (collectively, the "Company") and includes a qualified cash or deferred arrangement under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Vanguard Fiduciary Trust Company (“Vanguard”) serves as the trustee and recordkeeper of the Plan.

Since the Plan offers the Crane NXT, Co. Stock Fund ("Crane NXT Stock Fund") as an investment option, the Plan also operates as an Employee Stock Ownership Plan. In addition, the Plan includes the Crane Company Stock Fund ("Crane Company Stock Fund"), a single stock fund. The Crane Company Stock Fund is a frozen fund, which means that, effective April 3, 2023, no amounts are permitted to be invested in the Crane Company Stock Fund.

In December 2025, the Plan began a voluntary liquidation period for the Crane Company Stock Fund, the Crane NXT, Co. Stock Fund and the Crane NXT, Co. Stock Cash Fund. Participants with pre-existing holdings in these funds can move their balance(s) to another investment in the Plan’s line-up by November 2026 at which time a transfer-related blackout period will commence. If participants have assets within any of the funds being removed and do not take any action, at the end of the blackout period their assets will be automatically liquidated from the closed fund and invested into a default investment, the age-appropriate Vanguard Retirement Trust II.

On May 1, 2025, Crane NXT acquired the De La Rue Authentication Solutions business (“De La Rue”). As a result of the acquisition, the De La Rue North America Holdings, Inc. Retirement Plan (the "De La Rue 401(k) Plan") was terminated and De La Rue employees became eligible to participate in the Plan effective May 1, 2025. In connection with the De La Rue acquisition, the Crane Savings Plan Committee (the “Committee”) amended the Plan to update the list of employers participating in the Plan.

Administration of the Plan — The authority to manage, control and interpret the Plan is vested in the Committee, which was appointed by the Board of Directors of Crane NXT and is a named fiduciary within the meaning of ERISA.

Participation — Subject to certain conditions, U.S. employees of the Company are eligible to participate in the Plan. Each new or rehired eligible employee is automatically enrolled in the Plan, unless the employee affirmatively opts out of participation, at a pre-tax deferral rate of 3% of the employee’s eligible compensation. The deferral rate automatically increases annually by 1% in January of each plan year (or in such other month designated by the participant), up to a maximum of 6% of the employee’s eligible compensation (unless the employee affirmatively opts out of the automatic escalation). An employee who is automatically enrolled may affirmatively elect a different rate or elect to make all or a portion of his or her deferrals on a Roth after-tax or after-tax basis. Automatic contributions are invested in the Vanguard Target Retirement Fund option with a target retirement date closest to the year in which the participant will reach age 65, unless the participant affirmatively elects to invest his or her deferrals in one or more of the other Plan investment options. Temporary employees may become eligible to participate in the Plan upon completing six months of service, regardless of the number of hours of service completed.

Contributions and Funding Policy — Generally, participants may elect to contribute to the Plan from 1% to 75% of their annual compensation on a pre-tax basis, an after-tax basis, a Roth after-tax basis, or a combination of these three, as defined by the Plan. The contribution limit for highly compensated employees, defined for the 2025 plan year as those whose annual earnings equaled at least $160,000 in 2024, is 10% of annual compensation. Those participants who meet the eligibility requirements may contribute additional amounts (age 50 catch-up contributions and age 60-63 super catch-up contributions), which are not eligible for a Company matching contribution. Contributions are invested in the Plan investment options selected by the participant and are subject to certain Code limitations.
The Company contributes on a matching basis 50% of the first 6% of each participant’s pre-tax or Roth after-tax contributions. In accordance with the Code, participant pre-tax and Roth after-tax contributions could not exceed $23,500 in 2025. Pre-tax catch-up contributions could not exceed $7,500 in 2025, except for those age 60-63, for which the Plan permits the higher catch-up limit of $11,250. Discrimination tests are performed annually, and any test discrepancies are resolved in accordance with applicable Internal Revenue Service (“IRS”) guidance.

In addition to participant deferral contributions and Company matching contributions on those deferrals, the Plan provided a 3% non-matching Company contribution to eligible participants in 2025.

Both matching and non-matching Company contributions are invested in the same manner as participant contributions.

Rollover Contributions — Rollover contributions from other qualified plans are accepted by the Plan. Rollover contributions represent participant account balances transferred from other qualified plans.

Investments — Participants direct the investment of contributions into various investment options offered by the Plan. The Plan currently offers registered investment companies (including a money market fund), collective trust funds (including a stable value fund) and the Crane NXT Stock Fund as investment options for participants.

Participants are not permitted to invest more than 20% of their Plan account balance in the Crane NXT Stock Fund investment option. Participants with more than 20% of their Plan account balance in the Crane NXT Stock Fund investment option are not permitted to contribute to, or transfer money from other Plan investments to the Crane NXT Stock Fund while the fund balance exceeds the 20% limit.

Participant Accounts — Individual accounts are maintained for each participant in the Plan. Each participant’s account is credited with the participant’s contributions and related matching and non-matching Company contributions and Plan earnings. Participant accounts are also charged with withdrawals and an allocation of Plan losses and administrative fees that are paid by the Plan. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting — Participant contributions plus actual earnings thereon are immediately vested. Vesting for matching and non-matching Company contributions generally is as follows:

Years of Service	Vested Interest
Less than 1 year	None
1 year but less than 2	20%
2 years but less than 3	40%
3 years but less than 4	60%
4 years but less than 5	80%
5 years or more	100%
Participants whose employment terminates by reason of death, permanent disability or retirement at the age of 65 or above are fully vested. Participants also are fully vested upon the attainment of age 65. Certain accounts that were merged into the Plan are subject to different vesting schedules.

Forfeited Accounts — When certain terminations of participation in the Plan occur, the non-vested portion of the participant's account, as defined by the Plan, represents a forfeiture. These forfeited non-vested accounts are used first to reduce future Company contributions, and then to pay the administrative expenses of the Plan. For the year ended December 31, 2025, Company contributions were reduced by $431,000 from forfeited non-vested accounts. As of December 31, 2025 and 2024, the remaining balance in forfeited non-vested accounts totaled $84,457 and $15,112, respectively.
Payment of Benefits — Upon retirement, disability, termination of employment or death, a participant or designated beneficiary will receive a distribution in the form of a lump sum, installment or partial payment equal to all or a portion of the participant’s account balance. If the participant’s account balance is greater than $1,000, the participant may elect to defer the withdrawal until reaching the age of 73. A participant may apply for a distribution in cases of hardship.

Notes Receivable from Participants — Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to $50,000 or 50% of their vested account balance, whichever is less. Loans are secured by an assignment of the participant’s vested interest in the Plan, and bear interest at the prevailing prime lending rate as of the date the loan is made, plus 2%. Principal and interest are paid ratably through payroll deductions. Loan terms range from one to five years or up to fifteen years for the purchase of a primary residence. Participants may not have more than two loans outstanding at any time. As of December 31, 2025, participant loans have maturities through 2040 at interest rates ranging from 2.00% to 10.50%. Certain participant accounts that were merged or transferred into the Plan from other plans, may be subject to different loan terms.